Weighted average basic and diluted number of common shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Basic weighted average number of shares	71,421,798	42,639,530
Effect of dilutive stock options and warrants
Diluted weighted average number of shares	71,421,798	42,639,530
Stock option [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Diluted weighted average number of shares	103,824
Anti-dilutive stock	8,020,790	3,159,993
Warrant [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Diluted weighted average number of shares	5,264,520	4,858,845